UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Goodnow Investment Group, LLC
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820

13F File Number: 028-11908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter J. Gavey
Title:    Chief Compliance Officer
Phone:    203-655-6272

Signature, Place and Date of Signing:


/s/ Edward B. Goodnow              Darien, CT                November 14, 2007
------------------------         ---------------             -----------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        36

Form 13F Information Table Value Total:  $280,857
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                        FORM 13F INFORMATION
                                                                 VALUE     SHRS OR SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS       CUSIP     (x$1000)   PRN AMT PRN CALL   DISCRETION   MNGRS   SOLE SHARED NONE
--------------                   --------------       -----     --------   ------- --- ----   ----------   -----   ---- ------ ----
ALLIANT TECHSYSTEMS INC          COM                018804104     14511     132760 SH            Sole              SOLE
AMPHENOL CORP NEW                CL A               032095101     16981     427089 SH            Sole              SOLE
ANIXTER INTL                     COM                035290105      4613      55946 SH            Sole              SOLE
BEACON ROOFING SUPPLY INC        COM                073685109      6058     592731 SH            Sole              SOLE
BERKSHIRE HATHAWAY INC DEL       CL A               084670108     42664        360 SH            Sole              SOLE
CASUAL MALE RETAIL GRP INC       COM                148711104      3363     375383 SH            Sole              SOLE
CIRCOR INTL INC                  COM                17273K109      2953      65026 SH            Sole              SOLE
CONNECTICUT LIGHT AND POWER CO   PREFERRED STOCKS   207597626       324       8575 SH            Sole              SOLE
COPART INC                       COM                217204106     10342     300719 SH            Sole              SOLE
CREDIT ACCEP CORP MICH           COM                225310101     16946     733596 SH            Sole              SOLE
CROWN MEDIA HLDGS INC            CL A               228411104      2299     319814 SH            Sole              SOLE
CLEVELAND BIOLABS INC            COM                185860103       596      51666 SH            Sole              SOLE
DEVON ENERGY CORP NEW            COM                25179M103      3529      42420 SH            Sole              SOLE
DISCOVERY HOLDING CO             CL A COM           25468Y107      9822     340454 SH            Sole              SOLE
ECLIPSYS CORP                    COM                278856109      4139     177500 SH            Sole              SOLE
EXACT SCIENCES CORP              COM                30063P105      2300     678416 SH            Sole              SOLE
FORRESTER RESH INC               COM                346563109       988      41900 SH            Sole              SOLE
GENESEE & WYO INC                CL A               371559105     10551     365861 SH            Sole              SOLE
HARMAN INTL INDS INC             COM                413086109      6423      74241 SH            Sole              SOLE
KINETIC CONCEPTS INC             COM NEW            49460W208      5658     100539 SH            Sole              SOLE
LABORATORY CORP AMER HLDGS       COM NEW            50540R409     13904     177727 SH            Sole              SOLE
LIONBRIDGE TECHNOLOGIES INC      COM                536252109      4106    1029180 SH            Sole              SOLE
LODGENET ENTMT CORP              COM                540211109      2029      80000 SH            Sole              SOLE
MEDCO HEALTH SOLUTIONS INC       COM                58405U102      8467      93676 SH            Sole              SOLE
MFRI INC                         COM                552721102       480      26900 SH            Sole              SOLE
MOBILE MINI INC                  COM                60740F105      6040     250000 SH            Sole              SOLE
PECO ENERGY CO                   PREFERRED STOCKS   693304404       315       3800 SH            Sole              SOLE
PETSMART INC                     COM                716768106     11087     347541 SH            Sole              SOLE
SAIC INC                         COM                78390X101       673      35057 SH            Sole              SOLE
SEALED AIR CORP NEW              COM                81211K100      6522     255173 SH            Sole              SOLE
SEI INVESTMENTS CO               COM                784117103     11673     427904 SH            Sole              SOLE
SLM CORP                         COM                78442P106     13224     266236 SH            Sole              SOLE
STANCORP FINL GROUP INC          COM                852891100      3829      77340 SH            Sole              SOLE
VALUEVISION MEDIA INC            CL A               92047K107      7258     979458 SH            Sole              SOLE
VICOR CORP                       COM                925815102     15531    1281426 SH            Sole              SOLE
ZEBRA TECHNOLOGIES CORP          CL A               989207105     10659     292111 SH            Sole              SOLE

SK 02810 0001 819948